DERIVATIVE FINANCIAL INSTRUMENTS and FAIR VALUE MEASUREMENTS (Details 1) - USD ($)	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Derivative [Line Items]
Embedded conversion option liabilities	$ 994,343	$ 780,281
Fair value of liability for warrant derivative instruments	55,839	269,648
Total	1,050,182	1,049,929	$ 158,244
Fair Value, Inputs, Level 1 [Member]
Derivative [Line Items]
Embedded conversion option liabilities	0	0
Fair value of liability for warrant derivative instruments	0	0
Total	0	0
Fair Value, Inputs, Level 2 [Member]
Derivative [Line Items]
Embedded conversion option liabilities	0	0
Fair value of liability for warrant derivative instruments	0	0
Total	0	0
Fair Value, Inputs, Level 3 [Member]
Derivative [Line Items]
Embedded conversion option liabilities	994,343	780,281
Fair value of liability for warrant derivative instruments	55,839	269,648
Total	$ 1,050,182	$ 1,049,929